Transactions with related companies - Related income taxes assumed (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 598	$ 794
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	11,426	10,846
S.M.R.L. Chaupiloma Dos de Cajamarca c [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	4,863	5,461
NVL, USA Limited, Delaware [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	102	321
Newmont USA Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	144	207
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,034	1,067
Newmont International Service Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	168	194
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	3,297	2,059
Suriname Gold Company [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	135	0
Newmont Global Employment Limited [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	20	22
Newmont Peru S.R.L [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	26	22
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,101	1,460
Suriname Gold Company LLC [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	0	18
Newmont Technologies Limited [Member]
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	1,042	634
Newmont USA Limited Carlin [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	0	10
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	3	163
Others [Member]
Balance receivable from related parties [Abstract]
Amounts receivable, related party transactions	3	0
Balance payable to related parties [Abstract]
Amounts payable, related party transactions	$ 86	$ 2